UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Prudential Tax-Free Money Fund, Inc. (d/b/a Dryden Tax-Free Money Fund)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

Dryden Tax-Free Money Fund

Schedule of Investments

as of September 30, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 99.7%
Arkansas 4.6%
Fort Smith Sales & Use Tax	Aaa	5.00%	09/01/08	$1,500	$1,517,351

Florida 12.8%
Florida St. Brd. Ed., Cap. Outlay Pub. Ed., Ser. A, G.O.	Aa1	6.00	06/01/08	200	202,849
Florida St. Brd. Pub. Ed., Muni. Secs. Tr. Rcpts., F.R.D.D., Ser. SGA 102, G.O.	A-1+(c)	4.05	10/01/07	1,200	1,200,000
Marion Cnty. Sch Brd. Ctfs. Partn., Ser. B, A.M.B.A.C.	Aaa	4.00	06/01/08	105	105,156
Muni. Secs. Tr. Ctfs., Ser. 2001-131, Cl. A, 144A, G.O., F.R.D.D.	A-1(c)	4.05	10/01/07	1,600	1,600,000
Muni. Secs. Tr. Ctfs., Ser. 2001-160, Cl. A, Rev., F.G.I.C., F.R.D.D.	A-1(c)	4.05	10/01/07	800	800,000
Orange Cnty. Tourist Dev. Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	10/01/07	300	300,000

					4,208,005

Georgia 4.6%
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar, Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	4.04	10/04/07	1,520	1,520,000

Illinois 6.9%
Cook Kane Lake & MC Henry Cntys. Cmtny. College Dist. No. 512, William Rains Harper College, Ser. A, G.O., F.S.A.	Aaa	5.50	12/01/07	200	200,617
Fulton Cnty. Unified Sch. Dist. No. 066, Canton, G.O., F.S.A.	Aaa	4.55	12/01/07	290	290,448
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High School, Ser. 1994, F.R.W.D.	A-1(c)	4.10	10/04/07	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1	4.10	10/01/07	700	700,000
Will Cnty. Cmnty. United Sch. Dist. No. 365, VY View, Ser. A, G.O., F.S.A.	Aaa	4.35	11/01/07	100	100,062

					2,291,127

Indiana 3.0%
Indiana Transn. Fin. Auth. Hwy. Rev. Mun. Secs. Tr. Rcpts., Ser. SGA 113, F.R.D.D.	A-1+(c)	4.05	10/01/07	1,000	1,000,000

Kentucky 3.8%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs., Rev., Ser. 99 C	VMIG1	4.07	10/01/07	1,255	1,255,000

Louisiana 0.6%
St. Charles Parish Pollutn. Ctl. Rev., Var., Ref. Shell Oil Co., Norco Proj., Ser. 99 B, F.R.D.D., A.M.T.	VMIG1	4.13	10/01/07	190	190,000

Maine 9.0%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	4.04	10/04/07	2,965	2,965,001

Maryland 3.2%
Maryland ST Economic Dev., Corp. Economic Dev., Rev., F.R.D.D.	VMIG1	4.02	10/01/07	1,050	1,050,000

Michigan 0.8%
Hamilton, Cmnty. Schs. Dist., Ref., F.G.I.C., G.O.	Aaa	5.50	05/01/08	250	252,359

Minnesota 6.1%
Owatonna Hsg. Rev., Second Century Proj., Ser. 2003 A, F.R.W.D., F.H.L.B.	VMIG1	4.04	10/04/07	1,400	1,400,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	4.10	10/01/07	600	600,000

					2,000,000

Mississippi 0.4%
Mississippi Dev. Bk. Spl. Oblig., F.S.A.	Aaa	4.00	09/01/08	150	150,333

Missouri 9.0%
Missouri St. Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Bethesda Hlth. Group, Ser. 2001 A, F.R.D.D.	VMIG1	4.05	10/01/07	530	530,000
St. Louis Univ., Rev.,
Ser. 2002, F.R.D.D.	VMIG1	4.08	10/01/07	1,540	1,540,000
Ser. B, F.R.D.D.	VMIG1	4.08	10/01/07	910	910,000

					2,980,000

New York 1.5%
Mun. Secs. Trust Ctfs. Rev., Ser. 2001-109, Class A, 144A, F.R.D.D.	VMIG1	4.05	10/01/07	500	500,000

Ohio 2.8%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.	NR	4.15	10/04/07	925	925,000

Pennsylvania 0.9%
Schuylkill Cnty. Ind. Dev. Auth. Res. Recovery Rev., Northeastern Pwr. Co., Ser. 1997 A, F.R.D.D.	A-1+(c)	4.02	10/01/07	310	310,000

Tennessee 5.2%
Blount Cnty. Pub. Bldg. Loc. Auth., Govt. Pub. Impt.,
A-1-D, Rev., A.M.B.A.C., F.R.D.D.	VMIG1	4.10	10/01/07	100	100,000
Ser. A-2C, A.M.B.A.C., F.R.D.D.	VMIG1	4.10	10/01/07	400	400,000
Sevier Cnty. Pub. Bldg. Auth.
IV-2, F.S.A., F.R.D.D.	VMIG1	4.10	10/01/07	200	200,000
IV-B-12, A.M.B.A.C., F.R.D.D.	VMIG1	4.10	10/01/07	1,000	1,000,000

					1,700,000

Texas 16.6%
Bexar Cnty., CTFS Oblig-Comb Ctl. Tax G.O., F.S.A.	Aaa	4.00	06/15/08	810	811,753
Brownsville Impt. Corp., Sales Tax Rev., M.B.I.A.	Aaa	4.00	02/15/08	155	155,176
Dallas-Fort Worth Regl., Arpt., Rev., A.M.T., M.B.I.A., F.R.D.D.	A-1+(c)	4.08	10/01/07	200	200,000
DelValle Indpt. Sch. Dist. Sch. Bldg., G.O., P.S.F. Gtd.	AAA(c)	4.50	06/15/08	505	507,306
EL Paso Cnty. Ctfs. Oblig., F.S.A., G.O.	Aaa	4.00	02/15/08	150	150,160
Harris Cnty. Hlth. Facs. Dev. Corp.,
Ser D, C.P.	P-1	3.75	10/12/07	425	425,000
Hosp. Rev., Var., Texas Childrens Hosp.
Ser. 1999 B-1, M.B.I.A., F.R.D.D.	VMIG1	4.07	10/01/07	450	450,000
Keller Indpt. Sch. Dist., Mun. Secs. Tr. Rcpts., Ser. SGA 111, P.S.F. Gtd., F.R.D.D., 144A, G.O.	A-1+(c)	4.05	10/01/07	700	700,000
Mckinney Indpt. Sch. Dist., G.O., P.S.F. Gtd.	Aaa	5.00	02/15/08	100	100,453
Texas St. Tpk., Auth. Cent. Tpksys. Rev., Bd. Antic. Nts., Second Tier	Aa3	5.00	06/01/08	1,710	1,723,850
Texas Wtr. Dev. Brd. Rev., Ser. A	Aaa	5.25	07/15/08	250	252,869

					5,476,567

Utah 2.2%
Salt Lake Cnty. Pollutn. Ctl. Rev., Var. Ref. Svc., Station Hldgs. PJ., Ser. 94, F.R.D.D.	P-1	4.05	10/01/07	715	715,000

Virginia 0.3%
Richmond VA Indl. Dev. Auth. Rev., Ser. 2001, F.R.D.D.	VMIG1	4.08	10/01/07	100	100,000

Washington 2.0%
Benton Cnty. Sch. Dist. No. 17 Kennewick, Sch. BD, G.O., F.S.A.	Aaa	4.25	12/01/07	250	250,264
Seattle Mun. Lt. & Pwr. Rev., Ser. SGA 96, F.R.D.D., M.B.I.A.	A-1(c)	4.05	10/01/07	400	400,000

					650,264

Wisconsin 3.4%
Green Bay Wtr. Sys. Rev., F.S.A.	Aaa	4.00	11/01/07	100	100,033
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	4.04	10/04/07	865	865,000
Wisconsin St. Clean Wtr. Rev., Ref. Ser. 2, M.B.I.A.	Aaa	5.25	06/01/08	150	151,452

					1,116,485

Total Investments 99.7% (cost $32,872,492)(d)					32,872,492
Other assets in excess of liabilities 0.3%					95,498

Net Assets 100.0%					$32,967,990

(a)	The following abbreviations are used in the portfolio descriptions:

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.P. – Commercial Paper.

F.G.I.C. – Financial Guaranty Insurance Company.

F.H.L.B. – Federal Home Loan Bank.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.R.W.D. – Floating Rate (Weekly) Demand Note (b).

F.S.A. – Financial Security Assurance.

M.B.I.A. – Municipal Bond Insurance Association.

G.O. – General Obligation.

NR – Not Rated by Moody’s or Standard & Poor’s.

P.S.F. – Permanent School Fund.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Tax-Free Money Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.